Retirement Class HAORX
Institutional Class HAOSX
Administrative Class HAOAX
Investor Class HAONX

Harbor Overseas Fund

Supplement to Summary Prospectus dated March 1, 2022
April 25, 2022
Effective April 27, 2022, Harry Gakidis no longer serves as a portfolio manager to Harbor Overseas Fund. All references to Mr. Gakidis in the Summary Prospectus are hereby removed.
Investors Should Retain This Supplement For Future Reference
S0422.SP.HOF